Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Intech S&P Large Cap Diversified Alpha ETF
Shareholder Report [Line Items]
Fund Name	Intech S&P Large Cap Diversified Alpha ETF
Class Name	Intech S&P Large Cap Diversified Alpha ETF
Trading Symbol	LGDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intech S&P Large Cap Diversified Alpha ETF (the "Fund") for the period February 27, 2025 (the Fund’s “Inception”) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to Intech S&P Large Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 933-2083
Additional Information Website	www.IntechETFs.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intech S&P Large Cap Diversified Alpha ETF	$25	0.25%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

The S&P 500 Index rose 19.77% from February 27, 2025, through January 31, 2026, and market leadership remained concentrated in AI-oriented growth stocks, while quality and smaller-cap stocks lagged. The communication services and information technology sectors performed best in the S&P 500 Index during this period; conversely, the real estate and consumer staples sectors performed worst.

What Factors Influenced Performance?

Since inception on February 27, 2025, through January 31, 2026, the Fund returned 16.06%, compared with 19.77% for its benchmark, the S&P 500 Index, and underperformed its benchmark by 3.71% over the period. Stock selection in the industrials and consumer staples sectors contributed positively to relative performance, while stock selection in the information technology and communication services sectors detracted. The three largest stock contributors were General Motors Company (consumer discretionary), Berkshire Hathaway Inc. Class B (financials), and Visa Inc. Class A (financials); conversely, the three largest stock detractors were Fiserv, Inc. (financials), Oracle Corporation (information technology), and Microsoft Corporation (information technology).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended January 31, 2026	Since Inception 2/27/25
Intech SP Large Cap Diversified Alpha ETF - at NAV	16.06%
S&P 500® Total Return Index	19.77%

Performance Inception Date	Feb. 27, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 27, 2025
Updated Performance Information Location [Text Block]	Visit www.IntechETFs.com for more recent performance information.
Net Assets	$ 132,599,000
Holdings Count | Holdings	218
Advisory Fees Paid, Amount	$ 231,254
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$132,599
Number of Holdings	218
Total Advisory Fee	$231,254
Portfolio Turnover Rate	117%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026) Security Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)

NVIDIA Corp.	8.5
Microsoft Corp.	6.6
Apple, Inc.	5.2
Meta Platforms, Inc. - Class A	4.3
Broadcom, Inc.	3.3
Amazon.com, Inc.	3.3
Alphabet, Inc. - Class A	2.2
Cisco Systems, Inc.	2.0
Tesla, Inc.	1.9
Alphabet, Inc. - Class C	1.8

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF. For financial reporting purposes, assets received, and shares issued by the LGDX ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Accountant Change Statement [Text Block]

Changes in and Disagreements with Accountants

In connection with the reorganization on February 27, 2025, the Tidal Trust III Audit Committee approved the decision to appoint Tait, Weller & Baker as the Fund's independent registered public accounting firm.

Accountant Change Date	Feb. 27, 2025
Accountant Change Disagreements [Text Block]	In connection with the reorganization on February 27, 2025, the Tidal Trust III Audit Committee approved the decision to appoint Tait, Weller & Baker as the Fund's independent registered public accounting firm.
Intech S&P Small-Mid Cap Diversified Alpha ETF
Shareholder Report [Line Items]
Fund Name	Intech S&P Small-Mid Cap Diversified Alpha ETF
Class Name	Intech S&P Small-Mid Cap Diversified Alpha ETF
Trading Symbol	SMDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intech S&P Small-Mid Cap Diversified Alpha ETF (the "Fund") for the period February 27, 2025 (the Fund’s “Inception”) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to Intech S&P Small-Mid Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 933-2083
Additional Information Website	www.IntechETFs.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intech S&P Small-Mid Cap Diversified Alpha ETF	$36	0.35%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

The S&P 1000 Index rose 14.60% from February 27, 2025, through January 31, 2026, amid improved breadth across mid- and small-cap stocks, including strength in higher momentum and value-oriented stocks, while quality stocks lagged. The information technology and industrials sectors performed best in the S&P 1000 Index during this period; conversely, the consumer staples and consumer discretionary sectors performed worst.

What Factors Influenced Performance?

Since inception on February 27, 2025, through January 31, 2026, the Fund returned 19.87%, compared with 14.60% for its benchmark, the S&P 1000 Index, and outperformed its benchmark by 5.28% over the period. Stock selection in the industrials and consumer discretionary sectors contributed positively to relative performance, while stock selection in the consumer staples and energy sectors detracted. The three largest stock contributors were Ciena Corporation (information technology), EMCOR Group, Inc. (industrials), and Dycom Industries, Inc. (industrials); conversely, the three largest stock detractors were Commvault Systems, Inc. (information technology), Kratos Defense & Security Solutions, Inc. (industrials), and EchoStar Corporation Class A (communication services).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended January 31, 2026	Since Inception 2/27/25
Intech S&P Small-Mid Cap Diversified Alpha ETF - at NAV	19.87%
S&P 1000 Total Return Index	14.60%

Performance Inception Date	Feb. 27, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.IntechETFs.com for more recent performance information.
Net Assets	$ 116,778,000
Holdings Count | Holdings	529
Advisory Fees Paid, Amount	$ 266,848
Investment Company, Portfolio Turnover	166.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$116,778
Number of Holdings	529
Total Advisory Fee	$266,848
Portfolio Turnover Rate	166%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026) Security Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Ciena Corp.	1.8
Jones Lang LaSalle, Inc.	1.5
East West Bancorp, Inc.	1.2
Lumentum Holdings, Inc.	1.2
Tenet Healthcare Corp.	1.1
Universal Display Corp.	1.0
US Foods Holding Corp.	1.0
nVent Electric PLC	1.0
EPR Properties - REIT	1.0
Lamar Advertising Co. - Class A - REIT	1.0